Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment at Cost Less Accumulated Depreciation

Property and equipment are recorded at cost less accumulated depreciation. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:

Useful life
Machinery equipment	10-33 years
Transportation equipment	5 years
Office and electronic equipment	3-5 years
Leasehold improvements	Over the shorter of the lease term or estimated useful lives

Schedule of Convertible Notes Measured at Fair Value on a Recurring Basis

The following is a reconciliation of the beginning and ending balances for all convertible notes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of October 31, 2024:

October 31,
2024

Opening balance	$-
Issuance of convertible notes	5,307,000
Change in fair value of convertible notes	23,213,031
Loss on settlement of convertible notes	306,793
Cash repaid	(1,445,015)
Ordinary share issued for settlement of convertible notes	(149,453)
Ordinary shares issued for conversion of convertible notes	(27,232,356)
Total	$-

Schedule of Disaggregation of Revenue

For the years ended October 31, 2024, 2023 and 2022, the disaggregation of revenue is as follows:

	For the year ended October 31,	For the year ended October 31,	For the year ended October 31,
	2024	2023	2022
Ocean freight revenue	$105,387,225	$94,523,562	$178,126,765
Vessel services revenue	2,789,458	733,976	7,222,865
Total	$108,176,683	$95,257,538	$185,349,630